Acquisitions, Divestitures and Discontinued Operations - Additional Information (Detail) $ in Thousands				5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2019 USD ($)	Mar. 01, 2019 USD ($)	Sep. 14, 2018 USD ($)	Jun. 04, 2019 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Location Business	Dec. 31, 2017 USD ($) Business	Jun. 30, 2019
Business Acquisition [Line Items]
Cash paid for acquisition							$ 732,142		$ 1,334,000
Finite-lived intangible assets acquired							340,799	$ 164,348
Weighted average amortization lives (in years)								15 years
Number of businesses acquired | Business									15
Goodwill and intangible assets acquired								$ 167,000	$ 1,926,000
Other intangible assets acquired								76,000
Proceeds from divestitures of businesses							434,609	0	0
Realized currency and other divestiture losses							34,701	0	0
Revenue of disposed business							1,870,071	1,903,468	$ 1,912,359
Grupo Auto Todo
Business Acquisition [Line Items]
Revenue of disposed business							15,900	93,000
EIS, Inc.
Business Acquisition [Line Items]
Revenue of disposed business						$ 588,031		817,249
Business Products Group
Business Acquisition [Line Items]
Proceeds from termination fee			$ 12,000
Automotive
Business Acquisition [Line Items]
Revenue reported by acquired entity for last annual period								$ 180,000
Number of businesses acquired | Business								20	12
Industrial
Business Acquisition [Line Items]
Revenue reported by acquired entity for last annual period								$ 100,000
Number of businesses acquired | Business								3	3
Customer Relationships
Business Acquisition [Line Items]
Weighted average amortization lives (in years)									15 years
Other intangible assets acquired									$ 69,000
Inenco Group
Business Acquisition [Line Items]
Ownership percentage										35.00%
Hennig and Parts Point Group
Business Acquisition [Line Items]
Revenue reported by acquired entity for last annual period				$ 520
Axis
Business Acquisition [Line Items]
Revenue reported by acquired entity for last annual period		$ 55
Inenco Group
Business Acquisition [Line Items]
Percentage of voting interests acquired	65.00%
Revenue reported by acquired entity for last annual period	$ 400,000
Equity interest in acquiree, fair value	123,385				$ 123,385
Remeasurement gain (loss) net	38,663
Consideration transferred					860,712
Cash acquired from acquisition	$ 16,591
Intangible assets					$ 340,799		$ 340,799
Inenco Group | Weighted Average
Business Acquisition [Line Items]
Weighted average amortization lives (in years)	17 years
Inenco Group | Customer Relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 304,302
Weighted average amortization lives (in years)	16 years 7 months 6 days
Inenco Group | Trademarks
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 32,907
Weighted average amortization lives (in years)	21 years 8 months 12 days
Inenco Group | Other Intangible Assets
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 3,590
Weighted average amortization lives (in years)	5 years
TMS Motor Spares | Automotive | Scotland
Business Acquisition [Line Items]
Number of locations | Location								17
TMS Motor Spares | Automotive | England
Business Acquisition [Line Items]
Number of locations | Location								7
Platinum International Group | Automotive | United Kingdom
Business Acquisition [Line Items]
Number of locations | Location								9
Platinum International Group | Automotive | Netherlands
Business Acquisition [Line Items]
Number of locations | Location								1
Hydraulic Supply Company | Industrial | United States
Business Acquisition [Line Items]
Number of locations | Location								30